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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------

Check here if Amendment [X]; Amendment Number: 1
This Amendment: (Check only one:):     [X] is a restatement
                                       [ ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:     Cascade Investment, L.L.C.
          --------------------------
Address:  2365 Carillon Point
          --------------------------
          Kirkland, WA 98033
          --------------------------

Form 13F File number: 28-05149
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Michael Larson
       ------------------
Title: Manager
       ------------------
Phone: (425) 889-7900
       ------------------

Signature, Place, and Date of Signing

/s/ Michael Larson                 Kirkland, Washington       March 19, 2004
------------------------------     --------------------     -----------------
  [Signature]                         [City, State]             [Date]

The sole purpose of this amendment is to add Michael Larson, who is the Manager of Cascade Investment, L.L.C., as an included manager and to revise the Information Table to reflect that Michael Larson exercises investment discretion with respect to the Section 13(f) securities held by Cascade Investment, L.L.C. Michael Larson also exercises investment discretion with respect to the Section 13(f) securities held by the Bill & Melinda Gates Foundation (the "Foundation"), which are reported separately on the Foundation's Form 13F report, File No. 28-10098.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        -
Form 13F Information Table Entry Value: 17
                                        --
Form 13F Information Table Value Total: $1,823,649
                                        ---------
                                        (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name

1        28-05147                  Michael Larson
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                           FORM 13F INFORMATION TABLE
                            AS OF SEPTEMBER 30, 2002

                                                                 AMOUNT AND TYPE OF                       VOTING AUTHORITY
                                                                     SECURITY
                                                                ------------------                     ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP     VALUE     SHARES/PRN  SH/ INVESTMENT   OTHER   SOLE    SHARED   NONE
                                                        (X1000)      AMOUNT    PRN DISCRETION MANAGERS
----------------------------- -------------- ---------  -------    ----------  --- ---------- -------- ------ ---------- ----
ALASKA AIR GROUP              Common Stock   011659109   14,025       792,400   SH    OTHER       1              792,400
AVISTA CORP                   Common Stock   05379B107   35,700     3,187,500   SH    OTHER       1            3,187,500
BOCA RESORTS, INC.            Common Stock   09688T106   20,887     2,047,704   SH    OTHER       1            2,047,704
CANADIAN NATIONAL RAILWAY CO. Common Stock   136375102  377,761    10,116,800   SH    OTHER       1           10,116,800
COX COMMUNICATIONS INC.       Common Stock   224044107  596,713    24,266,486   SH    OTHER       1           24,266,486
EXTENDED STAY AMERICA, INC.   Common Stock   30224P101   69,113     5,442,000   SH    OTHER       1            5,442,000
FISHER COMMUNICATIONS, INC.   Common Stock   337756209   21,418       455,700   SH    OTHER       1              455,700
ICOS CORP                     Common Stock   449295104  112,389     5,359,501   SH    OTHER       1            5,359,501
NEXTEL PARTNERS INC.          Common Stock   65333F107   48,543     9,022,906   SH    OTHER       1            9,022,906
OTTER TAIL POWER COMPANY      Common Stock   689648103   36,863     1,399,500   SH    OTHER       1            1,399,500
PAIN THERAPEUTICS INC.        Common Stock   69562K100    7,940     2,000,000   SH    OTHER       1            2,000,000
PAN AMERICAN SILVER CORP      Common Stock   697900108   31,391     5,105,000   SH    OTHER       1            5,105,000
PNM RESOURCES INC.            Common Stock   69349H107   52,856     2,669,500   SH    OTHER       1            2,669,500
REPUBLIC SERVICES INC.        Common Stock   760759100  339,872    18,078,300   SH    OTHER       1           18,078,300
SCHNITZER STEEL INDS INC.     Common Stock   806882106   10,899       602,200   SH    OTHER       1              602,200
SEATTLE GENETICS INC.         Common Stock   812578102   11,338     3,521,088   SH    OTHER       1            3,521,088
SIX FLAGS, INC.               Common Stock   83001P109   35,941    10,210,500   SH    OTHER       1           10,210,500